Debt (Narrative) (Details) $ in Millions		3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 14, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) quarter	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 11, 2016 USD ($)
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					$ 0	$ 0	$ (178)
FHLB line of credit, maximum amount available		$ 7,000		$ 7,000	7,000
FHLB advances, line of credit		500		$ 2,000	$ 500
Payment of Interest on Trust Preferred Securities	$ 34
Three Month LIBOR
Debt Instrument [Line Items]
FHLB Advances, Interest Rate Reset Period (in months)				3 months	3 months
FHLB Advances, Prepayment Notification Period (in months)				3 months	3 months
FHLB Advances, Initial Lockout Period (in months)				12 months	12 months
Federal Home Loan Bank Advances
Debt Instrument [Line Items]
Payments for Federal Home Loan Bank Advances		375	$ 2,900
Gain (loss) on extinguishment of debt		$ 3	$ (178)
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Payment Deferment Period | quarter					16
Senior Note 6.125 Senior Note | Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 250